Supplemental Financial Statements Information - Additional Information (Detail) - Rigetti Computing, Inc [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 4,651,129	$ 4,299,263
US
Property, Plant and Equipment [Line Items]
Percentage of total gross property and equipment	98.00%	100.00%
GB
Property, Plant and Equipment [Line Items]
Percentage of total gross property and equipment	2.00%